CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income
Loans	$ 15,622	$ 18,064	$ 19,386
Mortgage-backed securities	196	204	272
Investment securities	3,114	3,022	2,162
Interest-earning deposits and other	380	399	306
Total interest income	19,312	21,689	22,126
Interest expense
Deposits	3,622	4,684	4,858
Borrowings	709	917	1,123
Total interest expense	4,331	5,601	5,981
Net interest income	14,981	16,088	16,145
Provision for losses on loans	1,443	1,280	700
Net interest income after provision for losses on loans	13,538	14,808	15,445
Other income
Rental	121	126	123
Gain on sale of investment securities	36
Gain (loss) on sale of real estate acquired through foreclosure	(82)	53	85
Gain on sale of loans	651	1,584	864
Loss on sale of office premises and equipment	(255)
Earnings on bank-owned life insurance	483	322	292
Gain on death benefits from life insurance		492
Service fee income	1,523	1,599	1,510
Other operating	224	150	126
Total other income	2,701	4,326	3,000
General, administrative and other expense
Employee compensation and benefits	6,217	6,361	6,271
Occupancy and equipment	1,646	1,709	1,406
Property, payroll and other taxes	1,391	1,328	1,233
Data processing	604	635	543
Legal and professional	810	925	932
Advertising	321	299	451
FDIC expense	446	433	611
Jeanie expense	383	361	342
Real estate owned loss expense	540	656	312
Core deposit intangible amortization	206	282	270
Other operating	1,822	1,572	1,555
Total general, administrative and other expense	14,386	14,561	13,926
Earnings before income taxes	1,853	4,573	4,519
Federal income taxes
Current	(97)	522	112
Deferred	518	696	1,041
Total federal income taxes	421	1,218	1,153
NET EARNINGS	$ 1,432	$ 3,355	$ 3,366
Earnings per share - basic and diluted (in dollars per share)	$ 0.21	$ 0.45	$ 0.38